Condensed Consolidating Financial Information (Condensed Consolidating Cash Flows) (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	$ 1,104	$ 104,978
Net Cash Provided by (Used in) Investing Activities [Abstract]
Capital expenditures	(79,029)	(53,195)
Return of capital from equity method investment	0
Use of restricted cash	32,323	43,400
Contributions to affiliate	0	0
Proceeds from the sale of assets	219	624
Net cash used in investing activities	(46,487)	(9,171)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Additions to long-term debt	0	300,000
Payments on long-term debt and capital lease obligations	(1,922)	(1,375)
Borrowings on revolving credit facility	70,000	0
Repayments on revolving credit facility	(62,500)	(269,000)
Distribution to affiliate	0	0
Deferred financing costs	0	(6,551)
Purchase of common stock for treasury	(75,000)	(25,000)
Distribution to non-controlling interest holders	28,995	33,665
Dividends paid	(35,601)	(28,638)
Contributions from affiliates	0	0
Excess tax benefit from stock-based compensation	0	337
Net cash used in financing activities	(134,018)	(63,892)
Net increase (decrease) in cash and cash equivalents	(179,401)	31,915
Cash and cash equivalents at beginning of period	772,502	431,159
Cash and cash equivalents at end of period	593,101	463,074
Reportable Legal Entities [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	4,786	12,172
Net Cash Provided by (Used in) Investing Activities [Abstract]
Capital expenditures	0	0
Return of capital from equity method investment	13,537
Use of restricted cash	0	0
Contributions to affiliate	0	0
Proceeds from the sale of assets	0	0
Net cash used in investing activities	13,537	0
Net Cash Provided by (Used in) Financing Activities [Abstract]
Additions to long-term debt		0
Payments on long-term debt and capital lease obligations	(1,375)	(1,375)
Borrowings on revolving credit facility	0
Repayments on revolving credit facility	0	0
Distribution to affiliate	0	0
Deferred financing costs		0
Purchase of common stock for treasury	(75,000)	(25,000)
Distribution to non-controlling interest holders	0	0
Dividends paid	(35,601)	(28,638)
Contributions from affiliates	93,653	42,841
Excess tax benefit from stock-based compensation		0
Net cash used in financing activities	(18,323)	(12,172)
Net increase (decrease) in cash and cash equivalents	0	0
Cash and cash equivalents at beginning of period	21
Cash and cash equivalents at end of period	21	21
Reportable Legal Entities [Member] | Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	(21,284)	4,907
Net Cash Provided by (Used in) Investing Activities [Abstract]
Capital expenditures	(44,798)	(20,526)
Return of capital from equity method investment	0
Use of restricted cash	32,323	43,400
Contributions to affiliate	(93,653)	(61,636)
Proceeds from the sale of assets	100	1,093
Net cash used in investing activities	(106,028)	(37,669)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Additions to long-term debt		0
Payments on long-term debt and capital lease obligations	(194)	0
Borrowings on revolving credit facility	0
Repayments on revolving credit facility	0	0
Distribution to affiliate	0	0
Deferred financing costs		0
Purchase of common stock for treasury	0	0
Distribution to non-controlling interest holders	0	0
Dividends paid	0	0
Contributions from affiliates	0	0
Excess tax benefit from stock-based compensation		337
Net cash used in financing activities	(194)	337
Net increase (decrease) in cash and cash equivalents	(127,506)	(32,425)
Cash and cash equivalents at beginning of period	656,966
Cash and cash equivalents at end of period	529,460	256,561
Reportable Legal Entities [Member] | Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	30,994	115,668
Net Cash Provided by (Used in) Investing Activities [Abstract]
Capital expenditures	(34,231)	(33,317)
Return of capital from equity method investment	0
Use of restricted cash	0	0
Contributions to affiliate	0	0
Proceeds from the sale of assets	119	179
Net cash used in investing activities	(34,112)	(33,138)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Additions to long-term debt		300,000
Payments on long-term debt and capital lease obligations	(353)	0
Borrowings on revolving credit facility	70,000
Repayments on revolving credit facility	(62,500)	(269,000)
Distribution to affiliate	(26,929)	(27,769)
Deferred financing costs		(6,551)
Purchase of common stock for treasury	0	0
Distribution to non-controlling interest holders	28,995	33,665
Dividends paid	0	0
Contributions from affiliates	0	18,795
Excess tax benefit from stock-based compensation		0
Net cash used in financing activities	(48,777)	(18,190)
Net increase (decrease) in cash and cash equivalents	(51,895)	64,340
Cash and cash equivalents at beginning of period	115,515
Cash and cash equivalents at end of period	63,620	206,492
Consolidation, Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	(13,392)	(27,769)
Net Cash Provided by (Used in) Investing Activities [Abstract]
Capital expenditures	0	648
Return of capital from equity method investment	(13,537)
Use of restricted cash	0	0
Contributions to affiliate	93,653	61,636
Proceeds from the sale of assets	0	(648)
Net cash used in investing activities	80,116	61,636
Net Cash Provided by (Used in) Financing Activities [Abstract]
Additions to long-term debt		0
Payments on long-term debt and capital lease obligations	0	0
Borrowings on revolving credit facility	0
Repayments on revolving credit facility	0	0
Distribution to affiliate	26,929	27,769
Deferred financing costs		0
Purchase of common stock for treasury	0	0
Distribution to non-controlling interest holders	0	0
Dividends paid	0	0
Contributions from affiliates	(93,653)	(61,636)
Excess tax benefit from stock-based compensation		0
Net cash used in financing activities	(66,724)	(33,867)
Net increase (decrease) in cash and cash equivalents	0	0
Cash and cash equivalents at beginning of period	0
Cash and cash equivalents at end of period	$ 0	$ 0